Equity Method Investments - Schedule of Equity Method Investments (Details) - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Equity Method Investments		$ 7,000,000
ZVV Media Partners, LLC [Member]
Equity Method Investments	[1]	$ 7,000,000

[1]	On January 19, 2021, the Company, ZVV Media Partners, LLC ("ZVV") and ZASH entered into a Contribution Agreement (the "Agreement"). The Company and ZASH established the newly formed entity, ZVV, in order to engage in the development and production of consumer facing content and related activities.